Investments and Advances to Equity Method Investments (Details) $ in Millions			3 Months Ended	12 Months Ended
		Jul. 27, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Nov. 02, 2023
Investments and Advances to Equity Method Investments [Line Items]
Gain on deconsolidation (in Dollars)				$ 27,402,000
Redemption amount (in Dollars)			$ 30,000,000	30,000,000
Impairment charge (in Dollars)				$ 2,377,000
Percentage of losses on equity method investment				100.00%
Equity method investment ratio			100.00%
Recognized of gain or (loss)			100.00%
Percentage of gains or losses		100.00%
Percentage of preferred return			9.00%
Adjustments value (in Dollars)			$ 1,300,000
Accretion of preference dividend and fees (in Dollars)			500,000
Amortization of basis difference (in Dollars)			800,000
Falcon’s Creative Group [Member]
Investments and Advances to Equity Method Investments [Line Items]
Investment (in Dollars)		$ 39,100,000
Purchase price (in Dollars)				$ 30,000,000
Retained investment (in Dollars)				39,100,000
Gain on deconsolidation (in Dollars)				27,400,000
Redemption amount (in Dollars)			$ 30,000,000	$ 30,000,000
Percenatage of investment			9.00%	9.00%		9.00%	9.00%
Impairment charge (in Dollars)	[1]
Percentage of gains or losses			100.00%
Percentage of net income			100.00%
Total Income (in Dollars)			$ 500,000
PDP [Member]
Investments and Advances to Equity Method Investments [Line Items]
Percentage of profits and losses			50.00%	50.00%		50.00%	50.00%
Impairment charge (in Dollars)				$ (5,427,000)
Sierra Parima [Member]
Investments and Advances to Equity Method Investments [Line Items]
Investment (in Dollars)			$ 0	$ 0
Percentage of profits and losses			50.00%	50.00%		50.00%	50.00%
Advanced amount (in Dollars)				$ 33,800,000
Fixed asset impairment (in Dollars)				46,700,000
Impairment charge (in Dollars)				(46,743,000)
Karnival [Member]
Investments and Advances to Equity Method Investments [Line Items]
Percentage of interest								50.00%
Non-interest-bearing advances			$ 9,000,000	9,000,000		$ 69.7	$ 69.7
Sierra Parima [Member]
Investments and Advances to Equity Method Investments [Line Items]
Impairment charge (in Dollars)				(14,100,000)
Defined Benefit Plan, Funded Plan [Member] | Karnival [Member]
Investments and Advances to Equity Method Investments [Line Items]
Capital commitment amount			6,600,000	6,600,000		51.0	51.0
Defined Benefit Plan, Unfunded Plan [Member] | Karnival [Member]
Investments and Advances to Equity Method Investments [Line Items]
Capital commitment amount			$ 2,400,000	$ 2,400,000		$ 18.7	$ 18.7
PDP [Member]
Investments and Advances to Equity Method Investments [Line Items]
Percentage of voting rights			50.00%	50.00%		50.00%	50.00%
Sierra Parima [Member]
Investments and Advances to Equity Method Investments [Line Items]
Percentage of voting rights			50.00%	50.00%		50.00%	50.00%
Falcon’s Creative Group [Member]
Investments and Advances to Equity Method Investments [Line Items]
Percentage of voting rights		100.00%
Minimum [Member]
Investments and Advances to Equity Method Investments [Line Items]
Equity accounts split		25	25
Minimum [Member] | Falcon’s Creative Group [Member]
Investments and Advances to Equity Method Investments [Line Items]
Equity accounts split			25
Maximum [Member]
Investments and Advances to Equity Method Investments [Line Items]
Equity accounts split		75	75
Maximum [Member] | Falcon’s Creative Group [Member]
Investments and Advances to Equity Method Investments [Line Items]
Equity accounts split			75

[1]	The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.